Junior Subordinated Deferrable Interest Debentures	12 Months Ended
Dec. 31, 2012
Junior Subordinated Deferrable Interest Debentures
Junior Subordinated Deferrable Interest Debentures

(10) Junior Subordinated Deferrable Interest Debentures

        The Company has formed eight statutory business trusts under the laws of the State of Delaware, for the purpose of issuing trust preferred securities. The eight statutory business trusts formed by the Company (the "Trusts") have each issued Capital and Common Securities and invested the proceeds thereof in an equivalent amount of junior subordinated debentures (the "Debentures") issued by the Company. As of December 31, 2012 and December 31, 2011, the principal amount of debentures outstanding totaled $190,726,000. As a result of the Company's participation in the TARP Capital Purchase Program, the Company was not permitted, without the consent of the Treasury Department, to redeem any of the Debentures. This restriction ceased to exist on December 23, 2011 and the Company exited the TARP Capital Purchase Program on November 28, 2012. One half of the Trust I securities were redeemed on June 8, 2011 and the remaining one half of the Trust I securities were redeemed on July 1, 2011 with the consent of the Treasury Department.

        The Debentures are subordinated and junior in right of payment to all present and future senior indebtedness (as defined in the respective indentures) of the Company, and are pari passu with one another. The interest rate payable on, and the payment terms of the Debentures are the same as the distribution rate and payment terms of the respective issues of Capital and Common Securities issued by the Trusts. The Company has fully and unconditionally guaranteed the obligations of each of the Trusts with respect to the Capital and Common Securities. The Company has the right, unless an Event of Default (as defined in the Indentures) has occurred and is continuing, to defer payment of interest on the Debentures for up to twenty consecutive quarterly periods on Trusts VI, VII, VIII, IX, X, XI and XII. If interest payments on any of the Debentures are deferred, distributions on both the Capital and Common Securities related to that Debenture would also be deferred. The redemption prior to maturity of any of the Debentures may require the prior approval of the Federal Reserve and/or other regulatory bodies.

        For financial reporting purposes, the Trusts are treated as investments of the Company and not consolidated in the consolidated financial statements. Although the Capital Securities issued by each of the Trusts are not included as a component of shareholders' equity on the consolidated statement of condition, the Capital Securities are treated as capital for regulatory purposes. Specifically, under applicable regulatory guidelines, the Capital Securities issued by the Trusts qualify as Tier 1 capital up to a maximum of 25% of Tier 1 capital on an aggregate basis. Any amount that exceeds the 25% threshold would qualify as Tier 2 capital. At December 31, 2012 and 2011, the total $190,726,000 of the Capital Securities outstanding qualified as Tier 1 capital.

        The following table illustrates key information about each of the Debentures and their interest rates at December 31, 2012:

	Junior Subordinated Deferrable Interest Debentures	Repricing Frequency	Interest Rate	Interest Rate Index(1)	Maturity Date	Optional Redemption Date(1)
	(in thousands)
Trust VI	$25,774	Quarterly	3.76%	LIBOR + 3.45	November 2032	February 2008
Trust VII	10,310	Quarterly	3.56%	LIBOR + 3.25	April 2033	April 2008
Trust VIII	25,774	Quarterly	3.39%	LIBOR + 3.05	October 2033	October 2008
Trust IX	41,238	Quarterly	1.98%	LIBOR + 1.62	October 2036	October 2011
Trust X	34,021	Quarterly	1.96%	LIBOR + 1.65	February 2037	February 2012
Trust XI	32,990	Quarterly	1.98%	LIBOR + 1.62	July 2037	July 2012
Trust XII	20,619	Quarterly	1.76%	LIBOR + 1.45	September 2037	September 2012

	$190,726

(1)
The Capital Securities may be redeemed in whole or in part on any interest payment date after the Optional Redemption Date.